EQUIPOINTE FUNDS

Equipointe Growth and Income Fund

Supplement dated August 8, 2005 to the Prospectus Dated January 21, 2005

(This Supplement incorporates the information contained in the prior Supplement dated May 16, 2005)

The following information supersedes any contrary information contained in the Equipointe Growth and Income Fund (the “Fund”) Prospectus dated January 21, 2005 (the “Prospectus”):

Reference is made to the section entitled “YOUR ACCOUNT” - “How to Buy Shares”  - “By Wire” located on page 12 of the Prospectus.  The two subsections following the second bullet point on this page are deleted in their entirety and replaced with the following:

Wire to:

First National Bank of Omaha

 ABA Number 104000016

Credit:

Equipointe Funds

Account Number 110192691

Reference is made to the section entitled “YOUR ACCOUNT” - “How to Contact the Fund” located on page 16 of the Prospectus.  The information contained in this section is deleted in its entirety and replaced with the following:

For overnight deliveries or regular U.S. mail deliveries, use:

By Telephone:

Equipointe Growth and Income Fund

1-800-841-0380

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Reference is made to the section entitled “EXCHANGE PRIVILEGE” located on page 16 of the Prospectus.

The addresses contained in this section for sending written exchange requests are deleted and replaced with the following:

Written exchange requests, sent by either regular U.S. mail delivery or via overnight delivery, should be directed to Equipointe Growth and Income Fund, c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137.

Reference is made to the section entitled “DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT” located on pages 16-17 of the Prospectus.  The addresses contained in the third paragraph on page 17 are deleted and replaced with the following:

Equipointe Growth and Income Fund, c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137.

Reference is made to the section entitled “ADDITIONAL INFORMATION” on the back cover of the Prospectus:

 The paragraph under the heading “CUSTODIAN” is deleted in its entirety and replaced with the following:

Penson Financial Services, Inc.

1700 Pacific Avenue, Suite 1400

Dallas, Texas 75201

The paragraph under the heading “ADMINISTRATOR AND FUND ACCOUNTANT” is deleted in its entirety and replaced with the following:

Gemini Fund Services, LLC

150 Motor Parkway, Suite 205

Hauppauge, New York 11788

The paragraph under the heading “DIVIDEND-DISBURSING AND TRANSFER AGENT” is deleted in its entirety and replaced with the following:

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

The paragraph under the heading “INDEPENDENT ACCOUNTANTS” is deleted in its entirety and replaced with the following:

Briggs Bunting & Dougherty LLP

Two Penn Center, Suite 820

Philadelphia, Pennsylvania 19102

The paragraph under the heading “Legal Counsel” is deleted in its entirety and replaced with the following:

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, Pennsylvania 19103

Please retain this supplement for future reference.